SUPPLEMENTARY BALANCE SHEET INFORMATION (Schedule of Long-Term Loans) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
Long-term loans:
Long-term loans	$ 48,710		$ 45,071
Less - current maturities	7,963		4,718
Long-term loans, excluding current maturities	40,747		40,353
Credit line, maximum borrowing capacity	5,200
Loan from bank (a) [Member]
Long-term loans:
Interest rate	4.77%		4.77%	[1]
Maturity, minimum	Jan. 01, 2012	[1]	Jan. 01, 2012	[1]
Maturity, maximum	Dec. 31, 2022	[1]	Dec. 31, 2022	[1]
Long-term loans	36,000	[1]	40,000	[1]
Loan from bank (b) [Member]
Long-term loans:
Interest rate				[2]
Variable interest reference rate	PRIME	[2]
Interest rate, spread on variable rate	0.25%	[2]
Maturity, minimum	Jan. 01, 2012	[2]	Jan. 01, 2012	[2]
Maturity, maximum	Dec. 31, 2015	[2]	Dec. 31, 2015	[2]
Long-term loans	8,334	[2]		[2]
Loan from bank (c) [Member]
Long-term loans:
Variable interest reference rate	EURIBOR	[3]	EURIBOR	[3]
Interest rate, spread on variable rate	2.75%	[3]	2.75%	[3]
Maturity, minimum	Jan. 01, 2001	[3]	Jan. 01, 2001	[3]
Maturity, maximum	Dec. 31, 2020	[3]	Dec. 31, 2020	[3]
Long-term loans	3,805	[3]	4,350	[3]
Loan from bank (d) [Member]
Long-term loans:
Interest rate	7.90%	[4]	7.90%	[4]
Maturity, minimum	Jan. 01, 2012	[4]	Jan. 01, 2012	[4]
Maturity, maximum	Dec. 31, 2017	[4]	Dec. 31, 2017	[4]
Long-term loans	571	[4]	652	[4]
Other loans [Member]
Long-term loans:
Interest rate			6.00%
Maturity, minimum	Jan. 01, 2011		Jan. 01, 2011
Maturity, maximum	Dec. 31, 2012		Dec. 31, 2012
Long-term loans			$ 69

[1]	The Company entered into a loan agreement with an Israeli bank. The loan is secured by a floating charge on the assets of the Company, and is further secured by a fixed pledge (mortgage) on the Company's real estate in Israel. In addition, there are financial covenants associated with the loan. As of December 31, 2012 the Company is in compliance with these covenants. As part of the loan agreement, the Company also received a credit line of $ 5,200 from the bank. As of December 31, 2012, the Company used all of this credit line.
[2]	Spacenet entered into a loan agreement with an U.S. bank, the loan is secured by a floating pledge over Spacenet's assets. In addition, there are financial covenants associated with the loan. As of December 31, 2012, Spacenet is in compliance with these covenants.
[3]	A Dutch subsidiary of the Company entered into a mortgage and loan agreement with a German bank. The amount of the mortgage is collateralized by the subsidiary's facilities in Germany.
[4]	Raysat BG entered into a mortgage business loan with a Bulgarian bank. The amount of the mortgage is collateralized by Raysat BG building in Bulgaria.